DWS Treasury Portfolio Shareholder Fees	Jul. 28, 2026 USD ($)
Investment Class Shares [Member] | DWS Treasury Portfolio | Investment Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0